SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024		Mar. 31, 2023
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Deposits	$ 35,261	$ 35,261	[1]		[1]
Prepayments	47,425	34,197		43,250
Other receivables	381,256	184,018	[2]	142	[2]
Prepayment, deposits and other receivables	463,942	253,476		43,392
Deposit	$ 35,431	$ 35,431	[1]		[1]

[1]	Current deposits represent amounts paid to an employment agency in Germany. Non-current deposit of $35,431 (2023: $Nil) represents a deposit for a long-term lease of office space in Monaco. Deposit of $34,579 was originally paid by a related party and is shown as an amount due to related party of the balance sheet.
[2]	Other receivables mainly comprised deferred transaction costs in connection with the planned initial public offering of the Group of $142,633 (the “IPO expenses”) and an outstanding balance with payment channel, Stripe, of $41,385. The IPO expenses shall be deducted against equity upon the successful IPO or charged to the statement of profit or loss if the IPO is unsuccessful.